Share-based plans (Details) - MB LTIP 2020	Mar. 01, 2022 EUR (€) EquityInstruments
Share-based payment transaction
Number of shares allocated | EquityInstruments	212,715
Total fair value of shares granted	€ 11,182,000
Vesting period	3 years
Weighted average fair value	€ 52.57
Management Board
Share-based payment transaction
Number of shares allocated | EquityInstruments	153,072
Total fair value of shares granted	€ 8,058,000
Executive committee
Share-based payment transaction
Number of shares allocated | EquityInstruments	59,643
Total fair value of shares granted	€ 3,124,000